Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, net, consist of the following:

	March 31, 2023	December 31, 2022
Furniture and office equipment	63,236,732	57,867,896
Kitchen equipment	203,789,191	199,362,443
Software	61,542,266	56,181,672
Leasehold improvements	616,069,238	602,788,920
Construction in progress	49,852,500	22,971,178
Property and equipment, gross	994,489,927	939,172,109
Less: accumulated depreciation	(247,417,019)	(214,000,566)
Less: accumulated impairment loss	(4,428,675)	(5,135,573)
Property and equipment, net	742,644,233	720,035,970

Depreciation and amortization related to property and equipment was RMB35,414,448 and RMB29,268,742 for the three months ended March 31, 2023 and 2022, respectively.

Impairment loss was RMB4,418,278 and RMB1,892,422 for the three months ended March 31, 2023 and 2022, respectively.

8.Property and Equipment, Net

Property and equipment, net, consist of the following:

	December 31, 2022	December 31, 2021
Furniture and office equipment	57,867,896	44,636,186
Kitchen equipment	199,362,443	151,405,306
Software	56,181,672	30,171,796
Leasehold improvements	602,788,920	408,353,529
Construction in progress	22,971,178	15,747,154
Property and equipment, gross	939,172,109	650,313,971
Less: accumulated depreciation	(214,000,566)	(96,298,740)
Less: accumulated impairment loss	(5,135,573)	—
Property and equipment, net	720,035,970	554,015,231

Depreciation and amortization related to property and equipment was RMB124,083,503, RMB67,512,655, and RMB23,702,255 for the years ended December 31, 2022, 2021 and 2020, respectively.

Impairment loss was RMB7,222,765, RMB1,001,880 and nil for the years ended December 31, 2022, 2021 and 2020.